Share Incentive Plans (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common Shares Subject to Options, Beginning Balance	8,594,020	10,106,488	11,349,750
Common Shares Subject to Options, Awards granted	1,164,484	1,491,311	1,436,115
Stock Options Exercised	(1,608,425)	(2,945,950)	(2,506,645)
Common Shares Subject to Options, Awards forfeited	(23,795)	(41,559)	(76,275)
Common Shares Subject to Options, Awards expired	(11,029)	(16,270)	(96,457)
Common Shares Subject to Options, Ending Balance	8,115,255	8,594,020	10,106,488
Weighted Average Exercise Price per option, Beginning Balance	$ 36.81	$ 33.00	$ 32.03
Weighted Average Exercise Price per option, Awards granted	$ 60.22	$ 53.70	$ 33.59
Weighted Average Exercise Price per option, Awards exercised/vested	$ 30.87	$ 32.27	$ 28.68
Weighted Average Exercise Price per option, Awards forfeited	$ 51.55	$ 35.14	$ 29.43
Weighted Average Exercise Price per option, Awards expired	$ 35.53	$ 44.13	$ 42.69
Weighted Average Exercise Price per option, Ending Balance	$ 41.31	$ 36.81	$ 33.00
Restricted Shares, Beginning Balance	697,510	911,950	954,366
Restricted Shares, Awards granted	140,980	170,588	270,805
Restricted share grants, net	(300,809)	(258,068)	(278,183)
Restricted Shares, Awards forfeited	(12,728)	(126,960)	(35,038)
Restricted Shares, Awards Expired	0	0	0
Restricted Shares, Ending Balance	524,953	697,510	911,950
Weighted Average Fair Value per Restricted Share, Beginning Balance	$ 34.17	$ 32.05	$ 37.10
Weighted Average Fair Value per Restricted Share, Awards granted	$ 60.20	$ 53.99	$ 34.85
Weighted Average Fair Value per Restricted Share, Awards exercised/vested	$ 23.79	$ 38.32	$ 52.25
Weighted Average Fair Value per Restricted Share, Awards forfeited	$ 46.25	$ 37.19	$ 30.84
Weighted Average Fair Value per Restricted Share, Awards Expired	$ 0	$ 0.00	$ 0.00
Weighted Average Fair Value per Restricted Share, Ending Balance	$ 46.81	$ 34.17	$ 32.05
LTIP Unit, Beginning Balance	367,620	247,508	154,616
LTIP Units, Awards Granted	70,235	223,452	94,096
LTIP Unit, Awards exercised/vested	(152,821)	(101,988)	0
LTIP Unit, Awards forfeited	0	(1,352)	(1,204)
LTIP unit, Awards Expired	0	0	0
LTIP Unit, Ending Balance	285,034	367,620	247,508
Weighted Average Fair Value per LTIP Unit, Beginning Balance	$ 34.80	$ 25.62	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards granted	$ 57.24	$ 46.64	$ 32.97
Weighted Average Fair Value per LTIP Unit, Awards exercised/vested	$ 21.11	$ 38.57	$ 0
Weighted Average Fair Value per LTIP Unit, Awards forfeited	$ 0	$ 27.79	$ 21.11
Weighted Average Fair Value per LTIP Unit, Awards Expired	$ 0	$ 0	$ 0
Weighted Average Fair Value per LTIP Unit, Ending Balance	$ 48.41	$ 34.80	$ 25.62
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.54	$ 8.36	$ 6.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 114.7
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	18.0	14.0	9.1
Long Term Investment Plan Units [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 9.1	$ 5.5